1933 Act File No. 2-62285
                                                      1940 Act File No. 811-2550

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                 ------

      Pre-Effective Amendment No.         ......................

      Post-Effective Amendment No.   _45__......................    X
                                   -------                       ------

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.   _32_   .....................................    X
                    ---------                                      ------

                               MONEY MARKET TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                               1001 Liberty Avenue
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) x_ on September 30, 1999 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

 __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                                    Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037



STATEMENT OF ADDITIONAL INFORMATION
Money Market Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Money Market Trust (Fund), dated September 30, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.

SEPTEMBER 30, 1999

[Graphic]
Federated
World-Class Investment Manager
Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

8083102B (9/99)

[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  5

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  11

Financial Information  12

Addresses  13



How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on July 24, 1978. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Research, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.



COMMERCIAL PAPER



Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET BACKED SECURITIES



Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may be subject to prepayment risks.



ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.



BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.



SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS



Securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or

F-1 (+ or -) by Fitch ICBA, Inc. ("Fitch"), are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized statistical rating organization ("NRSRO") can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category.
See "Regulatory Compliance."



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.



LEVERAGE RISKS



Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



RISKS OF FOREIGN INVESTING



Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (which the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payments of principal may be comprised of scheduled principal payments as well as unscheduled payments from the from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is stability of principal and current income consistent with stability of principal. Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation (FDIC) or Federal Savings and Loan Insurance Corporation (FSLIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances), variable amount notes, variable rate notes, repurchase agreements, prime commercial paper and instruments secured by such obligations. The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100 million (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC or FSLIC. Commercial paper investments will limited to commercial paper rated A-1 by Standard and Poor's Corporation, Prime 1 by Moody's Investors Services, Inc. or F-1 by Fitch Investors Services, Inc. In addition, the Fund may purchase money market instruments (including commercial paper and bank instruments) which are not rated but are determined by the Board of Trustee or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest. The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. The investment objective and policies may not be changed by the Fund's Board of Trustees (Trustees) without shareholder approval.

INVESTMENT LIMITATIONS



SELLING SHORT AND BUYING ON MARGIN



The Fund will not purchase any securities on margin or sell any securities short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The Fund may purchase and dispose of U.S. government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.



BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

PLEDGING ASSETS

The Fund will not pledge securities.

INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE

The Fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Fund will not make loans to other persons; provided however that the purchase or holding of money market instruments, including repurchase agreements and variable amount and variable market demand master notes, in accordance with the Fund's investment objective and policies shall not constitute making a loan.

ACQUIRING SECURITIES

The Fund will not acquire the voting securities of any issuer.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN FOREIGN SECURITIES



The Fund will not invest in foreign securities which are not publicly traded in the United States.



INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE
FUND



The Fund will not purchase or retain in its portfolio securities issued by an issuer, any of whose officers, directors or security holders is an officer, director or Trustee of the Fund or adviser if, after the purchase of the securities of such issuer by the Trust, one or more of such officers, directors or Trustees owns beneficially more than -1/2 of 1% of the shares or securities or both of such issuer, and such officer, director and trustee owning more than -1/2 of 1% of such shares or securities, together own beneficially more than 5% of such shares or securities.



CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if as a result of such purchase more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments such as time and demand deposits and certificates of deposit, U.S. Treasury Bills or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements for Government securities, shall not be considered investments in any one industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE TRUSTEES AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

For purposes of the above limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule") which regulates money market funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing

distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccount-ing fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.



As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Fiduciary Trust Company International, New York, NY owned approximately 72,521,400 (18.87%) shares, The Brotherhood Bank and Trust Company, Kansas City, KS owned approximately 26,886,021 (7.00%) shares, and The State Bank, Fenton, MI owned approximately 22,063,525 (5.74%) shares.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund's, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

NAME
BIRTH DATE                                                              AGGREGATE
TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION
COMPENSATION
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      FROM FUND AND FUND
COMPLEX

JOHN F. DONAHUE*+#                       Chief Executive Officer                  $0   $0 for
the
Birth Date: July 28, 1924                and Director or Trustee of                    Fund
and
Federated Investors Tower                the Federated Fund                            54 other investment
companies
1001 Liberty Avenue                      Complex; Chairman and                         in the Fund
Complex
Pittsburgh, PA                           Director,
Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.;
Chairman
                                         and Trustee,
Federated
                                         Investment
Management
                                         Company; Chairman
and
                                         Director,
Federated
                                         Investment Counseling,
and
                                         Federated
Global
                                         Investment
Management
                                         Corp.; Chairman,
Passport
                                         Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,266.12   $113,860.22 for
the
Birth Date: February 3, 1934             the Federated Fund                            Fund
and
15 Old Timber Trail                      Complex; Director, Member                     54 other investment
companies
Pittsburgh, PA                           of Executive Committee,                       in the Fund
Complex
TRUSTEE                                  Children's Hospital
of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel
conduits/
                                         computer
storage
                                         equipment); formerly:
                                         Senior Partner, Ernst
&
                                         Young LLP; Director,
MED
                                         3000 Group, Inc.
                                         (physician
practice
                                         management); Director,
                                         Member of
Executive
                                         Committee, University
of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,392.96   $125,264.48 for
the
Birth Date: June 23, 1937                Federated Fund Complex;                       Fund
and
Wood/IPC Commercial Dept.                President, Investment                         54 other investment
companies
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       in the Fund
Complex
3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood
and
TRUSTEE                                  Associates, Inc.,
                                         Realtors; Partner
or
                                         Trustee in private
real
                                         estate ventures
in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples
Property
                                         Management, Inc.
and
                                         Northgate
Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some       $1,266.12   $47,958.02 for
the
Birth Date: September 3, 1939            of the Federated Fund                         Fund
and
175 Woodshire Drive                      Complex; formerly:                            29 other investment
companies
Pittsburgh, PA                           Partner, Andersen                             in the Fund
Complex
TRUSTEE                                  Worldwide SC.

JOHN F. CUNNINGHAM++                     Director or Trustee of some         $639.50   $0 for
the
Birth Date: March 5, 1943                of the Federated Fund                         Fund
and
353 El Brillo Way                        Complex; Chairman,                            46 other investment
companies
Palm Beach, FL                           President and Chief                           in the Fund
Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic
business
                                         consulting);
Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications
and
                                         EMC Corporation
(computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board
and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and
Chief
                                         Operating Officer,
Wang
                                         Laboratories; Director,
                                         First National Bank
of
                                         Boston; Director,
Apollo
                                         Computer, Inc.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the          $1,266.12   $113,860.22 for
the
Birth Date: October 11, 1932             Federated Fund Complex;                         Fund
and
3471 Fifth Avenue                        Professor of Medicine,                          54 other investment
companies
Suite 1111                               University of Pittsburgh;                       in the Fund
Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of
Pittsburgh
                                         Medical Center - Downtown;
                                         Hematologist, Oncologist,
                                         and Internist,
University
                                         of Pittsburgh
Medical
                                         Center; Member,
National
                                         Board of Trustees,
                                         Leukemia Society
of
                                         America.

PETER E. MADDEN                          Director or Trustee of the          $1,124.92   $113,860.22 for
the
Birth Date: March 16, 1942               Federated Fund Complex;                         Fund
and
One Royal Palm Way                       formerly: Representative,                       54 other investment
companies
100 Royal Palm Way                       Commonwealth of                                 in the Fund
Complex
Palm Beach, FL                           Massachusetts
General
TRUSTEE                                  Court; President,
State
                                         Street Bank and
Trust
                                         Company and State
Street
                                         Corporation.
                                         Previous Positions:
                                         Director, VISA USA and
VISA
                                         International;
Chairman
                                         and Director,
                                         Massachusetts
Bankers
                                         Association; Director,
                                         Depository
Trust
                                         Corporation; Director,
The
                                         Boston Stock Exchange.


NAME
BIRTH DATE                                                              AGGREGATE
TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION
COMPENSATION
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      FROM FUND AND FUND
COMPLEX

CHARLES F. MANSFIELD, JR.++              Director or Trustee of some         $639.50   $0 for
the
Birth Date: April 10, 1945               of the Federated Fund                         Fund
and
80 South Road                            Complex; Management                           50 other investment
companies
Westhampton Beach, NY                    Consultant.                                   in the Fund
Complex
TRUSTEE                                  Previous Positions:
Chief
                                         Executive Officer,
PBTC
                                         International Bank;
                                         Partner, Arthur Young
&
                                         Company (now Ernst &
Young
                                         LLP); Chief
Financial
                                         Officer of Retail
Banking
                                         Sector, Chase
Manhattan
                                         Bank; Senior
Vice
                                         President, Marine
Midland
                                         Bank; Vice President,
                                         Citibank;
Assistant
                                         Professor of Banking
and
                                         Finance, Frank G.
Zarb
                                         School of Business,
                                         Hofstra University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,330.19   $113,860.22 for
the
Birth Date: December 20, 1932            the Federated Fund                            Fund
and
President, Duquesne University           Complex; President, Law                       54 other investment
companies
Pittsburgh, PA                           Professor, Duquesne                           in the Fund
Complex
TRUSTEE                                  University;
Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael
Baker
                                         Corp. (engineering,
                                         construction, operations,
                                         and technical services).
                                         Previous Positions:
Dean
                                         and Professor of Law,
                                         University of
Pittsburgh
                                         School of Law; Dean
and
                                         Professor of Law,
                                         Villanova
University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,266.12   $113,860.22 for
the
Birth Date: June 21, 1935                Federated Fund Complex;                       Fund
and
4905 Bayard Street                       Public Relations/                             54 other investment
companies
Pittsburgh, PA                           Marketing/Conference                          in the Fund
Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company
of
                                         America;
television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some         $639.50   $0 for
the
Birth Date: November 28, 1957            of the Federated Fund                         Fund
and
2007 Sherwood Drive                      Complex; President and                        48 other investment
companies
Valparaiso, IN                           Director, Heat Wagon, Inc.                    in the Fund
Complex
TRUSTEE                                  (manufacturer
of
                                         construction
temporary
                                         heaters); President
and
                                         Director,
Manufacturers
                                         Products, Inc.
                                         (distributor of
portable
                                         construction heaters);
                                         President, Portable
Heater
                                         Parts, a division
of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh
&
                                         Kelly, Inc. (heavy
highway
                                         contractor); formerly:
                                         Vice President, Walsh
&
                                         Kelly, Inc.

GLEN R. JOHNSON                          Staff member, Federated                  $0   $0 for
the
Birth Date: May 2, 1929                  Securities Corp.                              Fund
and
Federated Investors Tower                                                              8 other investment
companies
1001 Liberty Avenue                                                                    in the Fund
Complex
Pittsburgh,
PA
PRESIDENT

J. CHRISTOPHER DONAHUE+                  President or Executive                   $0   $0 for
the
Birth Date: April 11, 1949               Vice President of the                         Fund
and
Federated Investors Tower                Federated Fund Complex;                       16 other investment
companies
1001 Liberty Avenue                      Director or Trustee of some                   in the Fund
Complex
Pittsburgh, PA                           of the Funds in
the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
                                         President, CEO
and
                                         Director,
Federated
                                         Investors, Inc.;
President
                                         and Trustee,
Federated
                                         Investment
Management
                                         Company; President
and
                                         Trustee,
Federated
                                         Investment Counseling,
                                         President and Director,
                                         Federated
Global
                                         Investment
Management
                                         Corp.; President,
Passport
                                         Research, Ltd.; Trustee,
                                         Federated
Shareholder
                                         Services Company;
                                         Director,
Federated
                                         Services Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for
the
Birth Date: October 22, 1930             of the Funds in the                           Fund
and
Federated Investors Tower                Federated Fund Complex;                       1 other investment
company
1001 Liberty Avenue                      President, Executive Vice                     in the Fund
Complex
Pittsburgh, PA                           President and Treasurer
of
EXECUTIVE VICE PRESIDENT                 some of the Funds in
the
                                         Federated Fund Complex;
                                         Vice Chairman,
Federated
                                         Investors, Inc.;
Vice
                                         President,
Federated
                                         Investment
Management
                                         Company,
Federated
                                         Investment Counseling,
                                         Federated
Global
                                         Investment
Management
                                         Corp. and
Passport
                                         Research, Ltd.;
Executive
                                         Vice President
and
                                         Director,
Federated
                                         Securities Corp.; Trustee,
                                         Federated
Shareholder
                                         Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for
the
Birth Date: October 26, 1938             and Secretary of the                          Fund
and
Federated Investors Tower                Federated Fund Complex;                       54 other investment
companies
1001 Liberty Avenue                      Executive Vice President,                     in the Fund
Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT AND SECRETARY   Federated Investors, Inc.;
                                         Trustee,
Federated
                                         Investment
Management
                                         Company; Trustee,
                                         Federated
Investment
                                         Counseling and Director,
                                         Federated
Global
                                         Investment
Management
                                         Corp.; Director,
Federated
                                         Services
Company


NAME
BIRTH DATE                                                              AGGREGATE
TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION
COMPENSATION
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      FROM FUND AND FUND
COMPLEX

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for
the
Birth Date: June 17, 1954                Fund Complex; Vice                            Fund
and
Federated Investors Tower                President - Funds                             54 other investment
companies
1001 Liberty Avenue                      Financial Services                            in the Fund
Complex
Pittsburgh, PA                           Division,
Federated
TREASURER                                Investors, Inc.; formerly:
                                         various
management
                                         positions within
Funds
                                         Financial
Services
                                         Division of
Federated
                                         Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for
the
Birth Date: May 17, 1923                 President of some of the                      Fund
and
Federated Investors Tower                Funds in the Federated Fund                   6 other investment
companies
1001 Liberty Avenue                      Complex; Director or                          in the Fund
Complex
Pittsburgh, PA                           Trustee of some of
the
VICE PRESIDENT                           Funds in the Federated
Fund
                                         Complex; Executive
Vice
                                         President,
Federated
                                         Investors, Inc.;
Chairman
                                         and Director,
Federated
                                         Securities Corp.

WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for
the
Birth Date: March 3, 1949                of this Fund and various                      Fund
and
Federated Investors Tower                other Funds in the                            41 other investment
companies
1001 Liberty Avenue                      Federated Fund Complex;                       in the Fund
Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated
Investment
                                         Counseling,
Federated
                                         Global
Investment
                                         Management Corp.,
                                         Federated
Investment
                                         Management Company
and
                                         Passport Research, Ltd.;
                                         Registered Representative,
                                         Federated
Securities
                                         Corp.; Portfolio Manager,
                                         Federated
Administrative
                                         Services; Vice President,
                                         Federated Investors, Inc.;
                                         formerly: Executive
Vice
                                         President and Senior
Vice
                                         President,
Federated
                                         Investment
Counseling
                                         Institutional
Portfolio
                                         Management
Services
                                         Division; Senior
Vice
                                         President,
Federated
                                         Investment
Management
                                         Company and
Passport
                                         Research, Ltd.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its Shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund.

Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE PERIOD ENDED JULY 31             1999               1998          1997
Advisory Fee Earned                $1,762,698         $1,715,287    $2,020,387
Advisory Fee Reduction                706,475            599,001       662,649
Administrative Fee                    332,269            323,485       381,501
SHAREHOLDER SERVICES FEE              220,337                 -              -



If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and ten-year periods ended July 31, 1999.



Yield and Effective Yield given for the 7-day period ended July 31, 1999.

              7-DAY PERIOD    1 YEAR   5 YEARS   10 YEARS
Total Return             -     4.88%     5.23%     5.22%
Yield                4.72%         -        -         -
Effective Yield      4.84%         -        -         -



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD AND EFFECTIVE YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the

365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



SALOMON 30-DAY CD INDEX



Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.



Who is Federated Investors, Inc.?



Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by

Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor.

Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Financial Information

The Financial Statements for the Fund for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Money Market Trust dated July 31, 1999.



Addresses

MONEY MARKET TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116



STATEMENT OF ADDITIONAL INFORMATION
Money Market Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Money Market Trust (Fund), dated September 30, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.

SEPTEMBER 30, 1999

[Graphic]
Federated
World-Class Investment Manager
Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

8083102B (9/99)

[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  5

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  11

Financial Information  12

Addresses  13



How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on July 24, 1978. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Research, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.



COMMERCIAL PAPER



Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET BACKED SECURITIES



Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may be subject to prepayment risks.



ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.



BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.



SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS



Securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or

F-1 (+ or -) by Fitch ICBA, Inc. ("Fitch"), are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized statistical rating organization ("NRSRO") can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category.
See "Regulatory Compliance."



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.



LEVERAGE RISKS



Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



RISKS OF FOREIGN INVESTING



Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (which the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payments of principal may be comprised of scheduled principal payments as well as unscheduled payments from the from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is stability of principal and current income consistent with stability of principal. Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation (FDIC) or Federal Savings and Loan Insurance Corporation (FSLIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances), variable amount notes, variable rate notes, repurchase agreements, prime commercial paper and instruments secured by such obligations. The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100 million (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC or FSLIC. Commercial paper investments will limited to commercial paper rated A-1 by Standard and Poor's Corporation, Prime 1 by Moody's Investors Services, Inc. or F-1 by Fitch Investors Services, Inc. In addition, the Fund may purchase money market instruments (including commercial paper and bank instruments) which are not rated but are determined by the Board of Trustee or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest. The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. The investment objective and policies may not be changed by the Fund's Board of Trustees (Trustees) without shareholder approval.

INVESTMENT LIMITATIONS



SELLING SHORT AND BUYING ON MARGIN



The Fund will not purchase any securities on margin or sell any securities short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The Fund may purchase and dispose of U.S. government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.



BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

PLEDGING ASSETS

The Fund will not pledge securities.

INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE

The Fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Fund will not make loans to other persons; provided however that the purchase or holding of money market instruments, including repurchase agreements and variable amount and variable market demand master notes, in accordance with the Fund's investment objective and policies shall not constitute making a loan.

ACQUIRING SECURITIES

The Fund will not acquire the voting securities of any issuer.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN FOREIGN SECURITIES



The Fund will not invest in foreign securities which are not publicly traded in the United States.



INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE
FUND



The Fund will not purchase or retain in its portfolio securities issued by an issuer, any of whose officers, directors or security holders is an officer, director or Trustee of the Fund or adviser if, after the purchase of the securities of such issuer by the Trust, one or more of such officers, directors or Trustees owns beneficially more than -1/2 of 1% of the shares or securities or both of such issuer, and such officer, director and trustee owning more than -1/2 of 1% of such shares or securities, together own beneficially more than 5% of such shares or securities.



CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if as a result of such purchase more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments such as time and demand deposits and certificates of deposit, U.S. Treasury Bills or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements for Government securities, shall not be considered investments in any one industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE TRUSTEES AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

For purposes of the above limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule") which regulates money market funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing

distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccount-ing fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.



As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Fiduciary Trust Company International, New York, NY owned approximately 72,521,400 (18.87%) shares, The Brotherhood Bank and Trust Company, Kansas City, KS owned approximately 26,886,021 (7.00%) shares, and The State Bank, Fenton, MI owned approximately 22,063,525 (5.74%) shares.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund's, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

NAME
BIRTH DATE                                                              AGGREGATE
TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION
COMPENSATION
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      FROM FUND AND FUND
COMPLEX

JOHN F. DONAHUE*+#                       Chief Executive Officer                  $0   $0 for
the
Birth Date: July 28, 1924                and Director or Trustee of                    Fund
and
Federated Investors Tower                the Federated Fund                            54 other investment
companies
1001 Liberty Avenue                      Complex; Chairman and                         in the Fund
Complex
Pittsburgh, PA                           Director,
Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.;
Chairman
                                         and Trustee,
Federated
                                         Investment
Management
                                         Company; Chairman
and
                                         Director,
Federated
                                         Investment Counseling,
and
                                         Federated
Global
                                         Investment
Management
                                         Corp.; Chairman,
Passport
                                         Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,266.12   $113,860.22 for
the
Birth Date: February 3, 1934             the Federated Fund                            Fund
and
15 Old Timber Trail                      Complex; Director, Member                     54 other investment
companies
Pittsburgh, PA                           of Executive Committee,                       in the Fund
Complex
TRUSTEE                                  Children's Hospital
of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel
conduits/
                                         computer
storage
                                         equipment); formerly:
                                         Senior Partner, Ernst
&
                                         Young LLP; Director,
MED
                                         3000 Group, Inc.
                                         (physician
practice
                                         management); Director,
                                         Member of
Executive
                                         Committee, University
of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,392.96   $125,264.48 for
the
Birth Date: June 23, 1937                Federated Fund Complex;                       Fund
and
Wood/IPC Commercial Dept.                President, Investment                         54 other investment
companies
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       in the Fund
Complex
3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood
and
TRUSTEE                                  Associates, Inc.,
                                         Realtors; Partner
or
                                         Trustee in private
real
                                         estate ventures
in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples
Property
                                         Management, Inc.
and
                                         Northgate
Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some       $1,266.12   $47,958.02 for
the
Birth Date: September 3, 1939            of the Federated Fund                         Fund
and
175 Woodshire Drive                      Complex; formerly:                            29 other investment
companies
Pittsburgh, PA                           Partner, Andersen                             in the Fund
Complex
TRUSTEE                                  Worldwide SC.

JOHN F. CUNNINGHAM++                     Director or Trustee of some         $639.50   $0 for
the
Birth Date: March 5, 1943                of the Federated Fund                         Fund
and
353 El Brillo Way                        Complex; Chairman,                            46 other investment
companies
Palm Beach, FL                           President and Chief                           in the Fund
Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic
business
                                         consulting);
Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications
and
                                         EMC Corporation
(computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board
and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and
Chief
                                         Operating Officer,
Wang
                                         Laboratories; Director,
                                         First National Bank
of
                                         Boston; Director,
Apollo
                                         Computer, Inc.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the          $1,266.12   $113,860.22 for
the
Birth Date: October 11, 1932             Federated Fund Complex;                         Fund
and
3471 Fifth Avenue                        Professor of Medicine,                          54 other investment
companies
Suite 1111                               University of Pittsburgh;                       in the Fund
Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of
Pittsburgh
                                         Medical Center - Downtown;
                                         Hematologist, Oncologist,
                                         and Internist,
University
                                         of Pittsburgh
Medical
                                         Center; Member,
National
                                         Board of Trustees,
                                         Leukemia Society
of
                                         America.

PETER E. MADDEN                          Director or Trustee of the          $1,124.92   $113,860.22 for
the
Birth Date: March 16, 1942               Federated Fund Complex;                         Fund
and
One Royal Palm Way                       formerly: Representative,                       54 other investment
companies
100 Royal Palm Way                       Commonwealth of                                 in the Fund
Complex
Palm Beach, FL                           Massachusetts
General
TRUSTEE                                  Court; President,
State
                                         Street Bank and
Trust
                                         Company and State
Street
                                         Corporation.
                                         Previous Positions:
                                         Director, VISA USA and
VISA
                                         International;
Chairman
                                         and Director,
                                         Massachusetts
Bankers
                                         Association; Director,
                                         Depository
Trust
                                         Corporation; Director,
The
                                         Boston Stock Exchange.


NAME
BIRTH DATE                                                              AGGREGATE
TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION
COMPENSATION
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      FROM FUND AND FUND
COMPLEX

CHARLES F. MANSFIELD, JR.++              Director or Trustee of some         $639.50   $0 for
the
Birth Date: April 10, 1945               of the Federated Fund                         Fund
and
80 South Road                            Complex; Management                           50 other investment
companies
Westhampton Beach, NY                    Consultant.                                   in the Fund
Complex
TRUSTEE                                  Previous Positions:
Chief
                                         Executive Officer,
PBTC
                                         International Bank;
                                         Partner, Arthur Young
&
                                         Company (now Ernst &
Young
                                         LLP); Chief
Financial
                                         Officer of Retail
Banking
                                         Sector, Chase
Manhattan
                                         Bank; Senior
Vice
                                         President, Marine
Midland
                                         Bank; Vice President,
                                         Citibank;
Assistant
                                         Professor of Banking
and
                                         Finance, Frank G.
Zarb
                                         School of Business,
                                         Hofstra University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,330.19   $113,860.22 for
the
Birth Date: December 20, 1932            the Federated Fund                            Fund
and
President, Duquesne University           Complex; President, Law                       54 other investment
companies
Pittsburgh, PA                           Professor, Duquesne                           in the Fund
Complex
TRUSTEE                                  University;
Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael
Baker
                                         Corp. (engineering,
                                         construction, operations,
                                         and technical services).
                                         Previous Positions:
Dean
                                         and Professor of Law,
                                         University of
Pittsburgh
                                         School of Law; Dean
and
                                         Professor of Law,
                                         Villanova
University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,266.12   $113,860.22 for
the
Birth Date: June 21, 1935                Federated Fund Complex;                       Fund
and
4905 Bayard Street                       Public Relations/                             54 other investment
companies
Pittsburgh, PA                           Marketing/Conference                          in the Fund
Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company
of
                                         America;
television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some         $639.50   $0 for
the
Birth Date: November 28, 1957            of the Federated Fund                         Fund
and
2007 Sherwood Drive                      Complex; President and                        48 other investment
companies
Valparaiso, IN                           Director, Heat Wagon, Inc.                    in the Fund
Complex
TRUSTEE                                  (manufacturer
of
                                         construction
temporary
                                         heaters); President
and
                                         Director,
Manufacturers
                                         Products, Inc.
                                         (distributor of
portable
                                         construction heaters);
                                         President, Portable
Heater
                                         Parts, a division
of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh
&
                                         Kelly, Inc. (heavy
highway
                                         contractor); formerly:
                                         Vice President, Walsh
&
                                         Kelly, Inc.

GLEN R. JOHNSON                          Staff member, Federated                  $0   $0 for
the
Birth Date: May 2, 1929                  Securities Corp.                              Fund
and
Federated Investors Tower                                                              8 other investment
companies
1001 Liberty Avenue                                                                    in the Fund
Complex
Pittsburgh,
PA
PRESIDENT

J. CHRISTOPHER DONAHUE+                  President or Executive                   $0   $0 for
the
Birth Date: April 11, 1949               Vice President of the                         Fund
and
Federated Investors Tower                Federated Fund Complex;                       16 other investment
companies
1001 Liberty Avenue                      Director or Trustee of some                   in the Fund
Complex
Pittsburgh, PA                           of the Funds in
the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
                                         President, CEO
and
                                         Director,
Federated
                                         Investors, Inc.;
President
                                         and Trustee,
Federated
                                         Investment
Management
                                         Company; President
and
                                         Trustee,
Federated
                                         Investment Counseling,
                                         President and Director,
                                         Federated
Global
                                         Investment
Management
                                         Corp.; President,
Passport
                                         Research, Ltd.; Trustee,
                                         Federated
Shareholder
                                         Services Company;
                                         Director,
Federated
                                         Services Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for
the
Birth Date: October 22, 1930             of the Funds in the                           Fund
and
Federated Investors Tower                Federated Fund Complex;                       1 other investment
company
1001 Liberty Avenue                      President, Executive Vice                     in the Fund
Complex
Pittsburgh, PA                           President and Treasurer
of
EXECUTIVE VICE PRESIDENT                 some of the Funds in
the
                                         Federated Fund Complex;
                                         Vice Chairman,
Federated
                                         Investors, Inc.;
Vice
                                         President,
Federated
                                         Investment
Management
                                         Company,
Federated
                                         Investment Counseling,
                                         Federated
Global
                                         Investment
Management
                                         Corp. and
Passport
                                         Research, Ltd.;
Executive
                                         Vice President
and
                                         Director,
Federated
                                         Securities Corp.; Trustee,
                                         Federated
Shareholder
                                         Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for
the
Birth Date: October 26, 1938             and Secretary of the                          Fund
and
Federated Investors Tower                Federated Fund Complex;                       54 other investment
companies
1001 Liberty Avenue                      Executive Vice President,                     in the Fund
Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT AND SECRETARY   Federated Investors, Inc.;
                                         Trustee,
Federated
                                         Investment
Management
                                         Company; Trustee,
                                         Federated
Investment
                                         Counseling and Director,
                                         Federated
Global
                                         Investment
Management
                                         Corp.; Director,
Federated
                                         Services
Company


NAME
BIRTH DATE                                                              AGGREGATE
TOTAL
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION
COMPENSATION
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      FROM FUND AND FUND
COMPLEX

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for
the
Birth Date: June 17, 1954                Fund Complex; Vice                            Fund
and
Federated Investors Tower                President - Funds                             54 other investment
companies
1001 Liberty Avenue                      Financial Services                            in the Fund
Complex
Pittsburgh, PA                           Division,
Federated
TREASURER                                Investors, Inc.; formerly:
                                         various
management
                                         positions within
Funds
                                         Financial
Services
                                         Division of
Federated
                                         Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for
the
Birth Date: May 17, 1923                 President of some of the                      Fund
and
Federated Investors Tower                Funds in the Federated Fund                   6 other investment
companies
1001 Liberty Avenue                      Complex; Director or                          in the Fund
Complex
Pittsburgh, PA                           Trustee of some of
the
VICE PRESIDENT                           Funds in the Federated
Fund
                                         Complex; Executive
Vice
                                         President,
Federated
                                         Investors, Inc.;
Chairman
                                         and Director,
Federated
                                         Securities Corp.

WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for
the
Birth Date: March 3, 1949                of this Fund and various                      Fund
and
Federated Investors Tower                other Funds in the                            41 other investment
companies
1001 Liberty Avenue                      Federated Fund Complex;                       in the Fund
Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated
Investment
                                         Counseling,
Federated
                                         Global
Investment
                                         Management Corp.,
                                         Federated
Investment
                                         Management Company
and
                                         Passport Research, Ltd.;
                                         Registered Representative,
                                         Federated
Securities
                                         Corp.; Portfolio Manager,
                                         Federated
Administrative
                                         Services; Vice President,
                                         Federated Investors, Inc.;
                                         formerly: Executive
Vice
                                         President and Senior
Vice
                                         President,
Federated
                                         Investment
Counseling
                                         Institutional
Portfolio
                                         Management
Services
                                         Division; Senior
Vice
                                         President,
Federated
                                         Investment
Management
                                         Company and
Passport
                                         Research, Ltd.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its Shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund.

Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE PERIOD ENDED JULY 31             1999               1998          1997
Advisory Fee Earned                $1,762,698         $1,715,287    $2,020,387
Advisory Fee Reduction                706,475            599,001       662,649
Administrative Fee                    332,269            323,485       381,501
SHAREHOLDER SERVICES FEE              220,337                 -              -



If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and ten-year periods ended July 31, 1999.



Yield and Effective Yield given for the 7-day period ended July 31, 1999.

              7-DAY PERIOD    1 YEAR   5 YEARS   10 YEARS
Total Return             -     4.88%     5.23%     5.22%
Yield                4.72%         -        -         -
Effective Yield      4.84%         -        -         -



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD AND EFFECTIVE YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the

365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



SALOMON 30-DAY CD INDEX



Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.



Who is Federated Investors, Inc.?



Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by

Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor.

Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Financial Information

The Financial Statements for the Fund for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Money Market Trust dated July 31, 1999.



Addresses

MONEY MARKET TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116



PART C.         OTHER INFORMATION.

Item 23.          Exhibits:

  (a)     Conformed copy of Declaration of Trust of the Registrant; (14)
  (b)     (i)  Copy of By-Laws of the Registrant; (14)
              (ii) Copy of Amendment to By-Laws of Registrant; (14)
         (iii)Copy of Amendment No. 2 to the By-Laws of Registrant;(15)
         (iv) Copy of Amendment No. 3 to the By-Laws of Registrant; (15)
          (v) Copy of Amendment No. 4 to the By-Laws of Registrant;(15)
         (vi) Copy of Amendment No. 5 to the By-Laws of Registrant;(15)
   (c)     Copy of Specimen Certificate for Shares of Beneficial Interest of
               the Registrant; (14)
   (d)    Conformed copy of Investment Advisory Contract of the Registrant; (14)
   (e) (i)      Conformed copy of Distributor's Contract of the Registrant; (13)
           (ii)     The Registrant hereby incorporates
                    the conformed copy of the specimen
                    Mutual Funds Sales and Service
                    Agreement; Mutual Funds Service
                    Agreement, and Plan Trustee/Mutual
                    Funds Service Agreement from Item
                    24(e) of the Cash Trust Series II
                    Registration Statement on Form
                    N-1A, filed with the Commission on
                    July 24, 1995. (File Nos.
                    33-38550 and 811-6269).
   (f)     Not applicable;
   (g)     (i)     Conformed copy of Custodian Agreement of the Registrant; (13)
           (ii)     Conformed copy of Domestic Custodian Fee  Schedule;(15)
   (h)     (i)      Conformed copy of Amended and Restated Agreement for Fund
                    Accounting
           Services, ................Administrative Services, Transfer Agency
           Services, and
           Custody Services .........         Procurement;(15)
           (ii)     Conformed Copy of Amended and Restated   Shareholder
           Services Agreement;(15)
           (iii) The responses described in Item
           24(e)(ii) are hereby incorporated by
           reference.
  (i)      Not applicable;
  (j)      Conformed copy of Consent of Independent Auditors; +
  (k)      Not Applicable;


+        All exhibits have been filed electronically.

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed September 29, 1995. (File No. 2-62285)

14.  Response is incorporated  by reference to Registrant's  Post-.....Effective
     Amendment No. 39 on Form N-1A filed September 26, 1996. (File No. 2-62285)

15.  Response is incorporated by reference to Registrant's  Post-  ....Effective
     Amendment No. 41 on Form N-1A filed September 24, 1998.

  (l) Conformed Copy of Initial Capital Understanding;
  (14) (m) Not applicable; (n) Copy of Financial Data
  Schedule; (not included per footnote 60 of Release
  No.
           33-7684)
  (o)      Not applicable;
  (p)      (i)     Conformed copy of Power of Attorney; (15)
           (ii)    Conformed copy of Limited Power of  Attorney; (16)
           (iii)   Conformed copy of Power of Attorney of
                     Chief Investment Officer; (16)
           (iv) Conformed copy of Power of Attorney of Trustee of the Registrant; (16)
           (v) Conformed copy of Power of Attorney of Trustee of the Registrant; (16)
           (vi)    Conformed copy of Power of Attorney of
Trustee of the Registrant; (16)


Item 24.          Persons Controlled by or Under Common Control with Fund:
                  None

Item 25.          Indemnification:  (2.)

Item 26.  Business and Other Connections of Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:          William D. Dawson, III
                                                  Henry A. Frantzen
                                                  J. Thomas Madden

              Senior Vice Presidents:             Joseph M. Balestrino
                                                  David A. Briggs
                                                  Drew J. Collins
                                                  Jonathan C. Conley
                                                  Deborah A. Cunningham
                                                  Michael P. Donnelly
                                                  Mark E. Durbiano


----------------
+        All exhibits have been filed electronically.

     2.   Response  is   incorporated   by   reference  to   Registrant's   Post
 .....Effective  Amendment No. 4 on Form N-1 filed  November 20, 1980.  (File No.
2-62285)

     14.    Response   is    incorporated    by   reference   to    Registrant's
Post-.....Effective  Amendment  No. 39 on Form N-1A filed  September  26,  1996.
(File No. 2-62285)

     15.  Response  is   incorporated   by  reference  to   Registrant's   Post-
 ....Effective Amendment No. 41 on Form N-1A filed September 24, 1998.

     16.   Response  is   incorporated   by  reference  to   Registrant's   Post
 .....Effective Amendment No. 44 on Form N-1A filed July 28, 1999.



              Senior Vice Presidents:                             Joseph M. Balestrino
                                                                  David A. Briggs
                                                                  Drew J. Collins
                                                                  Jonathan C. Conley
                                                                  Deborah A. Cunningham
                                                                  Michael P. Donnelly
                                                                  Mark E. Durbiano
                                                                  Jeffrey A. Kozemchak
                                                                  Sandra L. McInerney
                                                                  Susan M. Nason
                                                                  Mary Jo Ochson
                                                                  Robert J. Ostrowski

              Vice Presidents:                                    Todd A. Abraham
                                                                  J. Scott Albrecht
                                                                  Arthur J. Barry

              Vice Presidents:                                    Todd A. Abraham
                                                                  J. Scott Albrecht
                                                                  Arthur J. Barry
                                                                  Randall S. Bauer
                                                                  G. Andrew Bonnewell
                                                                  David A. Briggs
                                                                  Micheal W. Casey
                                                                  Robert E. Cauley
                                                                  Kenneth J. Cody
                                                                  Alexandre de Bethmann
                                                                  B. Anthony Delserone, Jr.
                                                                  Linda A. Duessel
                                                                  Donald T. Ellenberger
                                                                  Kathleen M. Foody-Malus
                                                                  Thomas M. Franks
                                                                  Edward C. Gonzales
                                                                  James E. Grefenstette
                                                                  Marc Halperin
                                                                  Patricia L. Heagy
                                                                  Susan R. Hill
                                                                  William R. Jamison
                                                                  Constantine J. Kartsonas
                                                                  Stephen A. Keen
                                                                  Robert M. Kowit
                                                                  Richard J. Lazarchic
                                                                  Steven Lehman
                                                                  Marian R. Marinack
                                                                  William M. Painter
                                                                  Jeffrey A. Petro
                                                                  Keith J. Sabol
                                                                  Frank Semack
                                                                  Aash M. Shah
                                                                  Michael W. Sirianni, Jr.
                                                                  Christopher Smith
                                                                  Tracy P. Stouffer
                                                                  Edward J. Tiedge
                                                                  Peter Vutz
                                                                  Paige M. Wilhelm
                                                                  George B. Wright
                                                                  Jolanta M. Wysocka





              Assistant Vice Presidents:                          Nancy J. Belz
                                                                  Lee R. Cunningham, II
                                                                  James H. Davis, II
                                                                  Jacqueline A. Drastal
                                                                  Paul S. Drotch
                                                                  Salvatore A. Esposito
                                                                  Donna M. Fabiano
                                                                  Gary E. Farwell
                                                                  Eamonn G. Folan
                                                                  John T. Gentry
                                                                  John W. Harris
                                                                  Nathan H. Kehm
                                                                  John C. Kerber
                                                                  Grant K. McKay
                                                                  Natalie F. Metz
                                                                  Joseph M. Natoli
                                                                  Ihab Salib
                                                                  James W. Schaub
                                                                  John Sheehy
                                                                  Matthew K. Stapen
                                                                  Diane Tolby
                                                                  Timothy G. Trebilcock
                                                                  Leonardo A. Vila
                                                                  Steven J. Wagner
                                                                  Lori A. Wolff

              Secretary:                                          G. Andrew Bonnewell

              Treasurer:                                          Thomas R. Donahue

              Assistant Secretaries:                              Thomas R. Donahue
                                                                  Richard B. Fisher

              Assistant Treasurer:                                Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.  Principal Underwriters:

     (a)......Federated Securities Corp. the Distributor for shares of the Fund, acts  as  principal  underwriter  for  the  following  .................open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund


Richard B. Fisher                          Chairman, Chief Executive
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer, Asst. Secretary
Pittsburgh, PA 15222-3779                  and Asst. Treasurer,
                                           Federated Securities Corp.

Arthur L. Cherry                           Director
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales and
Federated Investors Tower                  Director, Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                         Executive Vice President                       Executive Vice
Federated Investors Tower                  Federated Securities Corp.                       President
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(c)               Not Applicable




Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Registrant                                                    Federated Investors Tower
                                                              1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

       (Notices should be sent to the Agent for Service at above address)

                                                              Federated Investors Fund
                                                              5800 Corporate Drive
                                                              Pittsburgh, PA 15237-7000

Federated Shareholder Services Company                        Federated Investors Tower
("Transfer Agent and Dividend                                 1001 Liberty Avenue
Federated Services Company                                    Pittsburgh, PA 15222-3779
Disbursing Agent)

Federated Services Company                                    Federated Investors Tower
("Administrator")                                             1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

Federated Investment Management Company                       Federated Investors Tower
("Adviser")                                                   1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

                  State Street Bank and Trust Company         P.O. Box 8600
                  ("Custodian")                                        Boston, MA
02266-8600

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of September, 1999.

                                                MONEY MARKET TRUST

                           BY: /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           September 28, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                              DATE

By:   /s/Gail Cagney
      Gail Cagney                                 Attorney In Fact              September 28, 1999
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                             Chairman and Trustee
(Chief Executive Officer)


Glen R. Johnson*                                     President

Richard J. Thomas*                                   Treasurer (Principal
                                  Financial and
                               Accounting Officer)

Thomas G. Bigley*                                    Trustee

John T. Conroy, Jr.*                                 Trustee

Nicholas P. Constantakis*                            Trustee
John F. Cunningham*                                  Trustee

Lawrence D. Ellis, M.D.*                             Trustee

Peter E. Madden*                                     Trustee

Charles F. Mansfield, Jr.*                           Trustee

John E. Murray, Jr., J.D. S.J.D.*                    Trustee

Marjorie P. Smuts*                                   Trustee

John S. Walsh *                                      Trustee

* By Power of Attorney
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